Trade Receivables - Summary (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade receivable
From sales of educational content	R$ 933,894	R$ 676,787
From related parties	8,255	3,608
Gross trade receivables	942,149	680,395
(-) Allowance for expected credit losses	(85,262)	(87,132)	R$ (63,434)	R$ (30,051)
Trade Receivables	R$ 856,887	R$ 593,263